Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Schedule of related party transactions
Related party transactions as of and for the six months ended 30 June 2024 are as follows:

	Purchased service / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	6,773	—	—	98,330
ATP Holdings ehf. - Sister company (a)	4,637	—	—	25,921
Aztiq Fjárfestingar ehf. – Sister company	—	32	—	—
Aztiq Consulting ehf. – Sister company	113	—	—	56
Flóki-Art ehf. - Sister company	52	—	—	465
Alvogen Iceland ehf. - Sister company	25	—	—	509
Alvogen ehf. - Sister company	—	55	17	—
Alvogen UK - Sister company	110	—	—	111
Alvogen Finance B.V. - Sister Company	195	—	—	97
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	—	26	7,440
Alvogen Inc. - Sister company	213	—	—	497
Adalvo Limited - Sister company	138	155	3	28
L41 ehf. - Sister company	52	—	—	14
Flóki Invest ehf - Sister company	419	—	—	327
Alvogen Spain SL - Sister company	—	—	—	15
Norwich Clinical Services Ltd - Sister company	369	—	—	243
Fasteignafélagið Eyjólfur ehf - Sister company	4,127	—	—	90,791
Flóki fasteignir ehf. - Sister company	1,157	—	—	10,776
	18,380	242	46	235,620
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 16).
(b)Payables to Lotus Pharmaceuticals Co. Ltd. consists of an other current liability. This other current liability is presented as “Liabilities to related party” on the unaudited condensed consolidated interim statements of financial position.
Related party transactions for the six months ended 30 June 2023 and as of 31 December 2023 are as follows:

	30 June 2023		31 December 2023
	Purchased service / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	5,683	—	—	76,556
ATP Holdings ehf. - Sister company (a)	3,138	—	—	49,560
Aztiq Fjárfestingar ehf. - Sister company	—	5	—	—
Aztiq Consulting ehf. - Sister company	100	55	—	54
Flóki-Art ehf. - Sister company	50	—	—	422
Alvogen Iceland ehf. - Sister company	24	—	—	484
Alvogen ehf. - Sister company	—	73	16	—
Alvogen UK - Sister company	31	—	—	581
Alvogen Finance B.V. - Sister company	194	—	—	65
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	—	29	7,440
Lotus International Pte. Ltd. - Sister company	—	2	—	—
Alvogen Emerging Markets - Sister company	102	—	—	—
Alvogen Inc. - Sister company	159	—	—	284
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	—	—	758	539
Adalvo Limited - Sister company	30	103	86	337
Adalvo UK - Sister company	—	49	—	—
Flóki Invest ehf. - Sister company	319	—	—	251
Alvogen Malta Sh. Services - Sister company	—	—	7	—
Alvogen Spain SL - Sister Company	—	—	—	15
Norwich Clinical Services Ltd - Sister company	257	—	—	170
Fasteignafélagið Eyjólfur ehf - Sister company	1,636	—		69,732
Flóki fasteignir ehf. - Sister company	947	—	—	11,466
	12,670	287	896	217,956
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities including discount and accretion (see Note 16).
(b)Payables to Lotus Pharmaceuticals Co. Ltd. consists of an other current liability. This other current liability is presented as “Liabilities to related party” on the unaudited condensed consolidated interim statements of financial position..
(c)The amount receivable from Alvotech & CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.